17. RELATED PARTIES TRANSACTIONS (Details 7) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Trade receivables, current	$ 500	$ 527
Other receivables, non current	71	160
Other receivables, current	61	176
Trade payables, current	454	657
Other payables, current	71	77
Borrowings, current	183	342
Refinor
Disclosure of transactions between related parties [line items]
Trade receivables, current	2	2
Other receivables, non current	0	0
Other receivables, current	0	0
Trade payables, current	1	3
Other payables, current	0	0
Borrowings, current	0	0
OCP
Disclosure of transactions between related parties [line items]
Trade receivables, current	0
Other receivables, non current	15
Other receivables, current	0
Trade payables, current	0
Other payables, current	5
Borrowings, current	0
SACDE
Disclosure of transactions between related parties [line items]
Trade receivables, current	0	0
Other receivables, non current	0	0
Other receivables, current	2	1
Other
Disclosure of transactions between related parties [line items]
Trade receivables, current	0
Other receivables, non current	0
Other receivables, current	1
Origenes Retiro
Disclosure of transactions between related parties [line items]
Trade payables, current		0
Other payables, current		0
Borrowings, current		1
Total related parties
Disclosure of transactions between related parties [line items]
Trade receivables, current	6	10
Other receivables, non current	53	49
Other receivables, current	8	5
Trade payables, current	8	6
Other payables, current	5	0
Borrowings, current	14	1
TGS
Disclosure of transactions between related parties [line items]
Trade receivables, current	4	8
Other receivables, non current	34	38
Other receivables, current	5	4
Trade payables, current		3
Other payables, current		0
Borrowings, current		0
CIESA
Disclosure of transactions between related parties [line items]
Trade receivables, current	0
Other receivables, non current	0
Other receivables, current	0
Greenwind
Disclosure of transactions between related parties [line items]
Trade receivables, current	0	0
Other receivables, non current	4	11
Other receivables, current	0	$ 0
Trade payables, current	5
Other payables, current	0
Borrowings, current	0
SACME
Disclosure of transactions between related parties [line items]
Trade payables, current	2
Other payables, current	0
Borrowings, current	0
Citelec
Disclosure of transactions between related parties [line items]
Trade payables, current	0
Other payables, current	0
Borrowings, current	$ 14